Cash and cash equivalents (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 7,945,885	$ 8,410,467	$ 6,550,450	$ 7,618,178
AAA [Member]
Cash and cash equivalents	2,807,170	3,198,394
A One [Member]
Cash and cash equivalents	2,922,714	1,466,015
BRC One Plus [Member]
Cash and cash equivalents	1,152,593	312,290
F One [Member]
Cash and cash equivalents	896,231	545,872
AA Three [Member]
Cash and cash equivalents	99,029	0
F Two [Member]
Cash and cash equivalents	180	409,717
A One Plus [Member]
Cash and cash equivalents	0	73,470
F One Plus [Member]
Cash and cash equivalents	0	2,188,471
Prime Two [Member]
Cash and cash equivalents	0	78,989
F Three [Member]
Cash and cash equivalents	0	37,172
Prime Three [Member]
Cash and cash equivalents	0	32,748
B [Member]
Cash and cash equivalents	0	144
AA Two [Member]
Cash and cash equivalents	27,868	0
A Two [Member]
Cash and cash equivalents	27,350	0
No rating available [Member]
Cash and cash equivalents	$ 12,750	$ 67,185